INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
INVENTORIES
Products	¥ 1,387,403		¥ 1,419,396		$ 190,073
Inventory write-down	¥ 3,887	$ 533	¥ 19,910	¥ 28,498